INCOME TAXES- Additional information (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INCOME TAXES
Tax rate of the PRC Enterprise Income Tax (EIT)	25.00%	25.00%
China tax authority	The open tax years for ex0aminations in China are 5 years.